ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.          ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES

The components of accrued expenses and other current liabilities are as follows:

	As of December 31,
	2020	2021	2022
Trade payables	426	765	573
Salary and welfare payable	1,454	1,562	1,432
Accrued expenses	816	358	1,054
Other tax payable	284	310	315
Others	440	309	296
	3,420	3,304	3,670

The following is an ageing analysis of Trade payables based on the invoice date or the date of receipt of goods/date of accepting of services which approximated the respective cost recognition dates.

	As of December 31,
	2020	2021	2022
0-90 Days	263	624	432
91-180 Days	27	8	3
181-365 Days	25	10	22
over 1 Years	111	123	116
	426	765	573